Investments In Equity-Accounted Investees	12 Months Ended
Dec. 31, 2011
Investments In Equity-Accounted Investees [Abstract]
Investments In Equity-Accounted Investees

10 Investments in equity-accounted investees

Results relating to equity-accounted investees

	0000000	0000000	0000000
	2009	2010	2011
Company's share in income (loss)	—	(86)	(77)
Gain on sale of shares	74	—	—

	74	(86)	(77)

Company's share in income (loss)

	000000	000000	000000
	2009	2010	2011
Trident	—	(94)	(82)
ASMC	1	4	3
Moversa	(2)	—	—
ASEN	—	4	2
Others	1	—	—

	—	(86)	(77)

Gain on sale of shares

In 2009, the Company sold its 20% Shareholding in the ST-NXP Wireless joint venture at its carrying value, resulting in a release of translation differences, previously accounted for within shareholders equity, amounting to $72 million. Furthermore, Geotate shares were sold, resulting in a gain of $2 million.

Investments in equity-accounted investees

The changes in 2011 are as follows:

000000
Investments
Balance as of January 1	132
Changes:
Acquisitions/additions	—
Deductions	(18)
Share in income (loss)	(77)
Translation and exchange rate differences	—

Balance as of December 31	37

Deductions include non-cash deductions due to the cancelled contractual obligation for a capital contribution to ASEN.

The total carrying value of investments in equity-accounted investees is summarized as follows:

	000000	000000	000000	000000
	2010		2011
	Shareholding %	Amount	Shareholding %	Amount
Trident	59	82	57	—
ASMC	27	10	27	14
ASEN	40	40	40	23

		132		37

Investments in equity-accounted investees are included in Corporate and Other.

The fair value of NXP's shareholding in the publicly listed company ASMC based on the quoted market price at December 31, 2011 is $16 million. In view of the Chapter 11 filing of Trident on January 4, 2012, and its subsequent delisting from NASDAQ, the fair value of NXP's shareholding in Trident is considered to be zero.

On January 4, 2012, Trident and one of its subsidiaries, Trident Microsystems (Far East) Ltd., filed voluntary petitions under Chapter 11 of the United States Bankruptcy code, in the U.S. Bankruptcy Court for the District of Delaware. Not all of Trident's subsidiaries have sought bankruptcy protection.

In 2011, the share in net loss of NXP's equity accounted participation in Trident is based on the losses reported by Trident in its unaudited condensed consolidated financial information for the financial year ended December 31, 2011, which has been furnished to the SEC on a Form 8-K on March 8, 2012. Based on the equity accounting methodology used to account for NXP's equity interest in Trident, and irrespective of the Chapter 11 filing, the carrying value of the investment on NXP's balance sheet is written down to zero as of December 31, 2011, compared to a carrying value of $82 million as of the end of 2010.

Summarized information of equity-accounted investees

Summarized financial information on the Company's investments in equity-accounted investees, on a combined basis, is presented below:

	000000	000000
	2010	2011
Revenue	745	545
Income (loss) before taxes	(107)	(127)
Provision for income taxes	(3)	(8)

Net income (loss)	(110)	(135)
Total share in net income (loss) of equity-accounted investees recognized in the consolidated statements of operations	(86)	(77)

	December 31, 2010	December 31, 2011
Current assets	373	275
Non-current assets	292	234

	665	509
Current liabilities	(243)	(151)
Non-current liabilities	(33)	(91)

Net asset value	389	267
Investments in equity-accounted investees included in the consolidated balance sheet	132	37

The 2011 summarized information of equity-accounted investees in the tables above includes summarized financial information of Trident based on Trident's unaudited condensed consolidated financial information as described below.

Trident condensed consolidated financial information (unaudited)

Trident's condensed consolidated statements of operations (unaudited) are presented below:

	For the year ended December 31,
($ in thousands)	2010	2011
Net revenues	557,198	298,349
Cost of revenues	(439,635)	(233,920)

Gross profit	117,563	64,429
Research and development expenses	(175,001)	(138,972)
Selling, general and administrative expenses	(79,161)	(65,263)
Goodwill impairment	(7,851)	—
Restructuring charges	(28,261)	(10,042)

Operating loss	(172,711)	(149,848)
Gain (loss) on investment	(303)	2,098
Gain on acquisition	43,402	—
Interest and other income (expense), net	1,819	5,089

Loss before income taxes	(127,793)	(142,661)
Provision for income taxes	(1,096)	(7,689)

Net loss	(128,889)	(150,350)

Trident's condensed consolidated balance sheets (unaudited) are presented below:

($ in thousands)	December 31, 2010	December 31, 2011
Cash and cash equivalents	93,224	54,208
Accounts receivable, net	62,328	25,998
Accounts receivable from related parties	7,337	2,713
Inventories	23,025	12,783
Note receivable from related party	20,884	20,884
Prepaid expenses and other current assets	18,330	11,005

Total current assets	225,128	127,591
Property and equipment, net 1)	31,566	9,236
Intangible assets, net 1)	82,921	43,913
Long-term receivable from related party	1,500	—
Other assets	29,826	21,148

Total assets	370,941	201,888

Accounts payable	7,828	13,152
Accounts payable to related parties	26,818	23,395
Accrued expenses and other current liabilities	79,305	49,857
Income taxes payable	2,077	3,085

Total current liabilities	116,028	89,489
Long-term income taxes payable	25,476	23,471
Deferred income tax liabilities	200	301
Other long-term liabilities	4,933	7,878

Total liabilities	146,637	121,139
Common stock	177	183
Additional paid-in capital	434,825	441,614
Accumulated deficit	(210,698)	(361,048)

Total stockholders' equity	224,304	80,749

Total liabilities and stockholders' equity	(370,941)	(201,888)

1)	Trident is currently performing the necessary analysis to determine whether its long-lived assets were impaired as of
December	31, 2011.

The unaudited condensed consolidated financial information of Trident included in the tables above is extracted from Trident's Form 8-K, which information has been furnished to the SEC on March 8, 2012. Audited 2011 consolidated financial statements of Trident are currently not available, but we do not believe such information would provide further insights into Trident's performance relevant to NXP's investment, considering the fact that Trident is in Chapter 11, and more specifically since we carry our investment in Trident at zero and the Company does not believe it has an obligation to provide additional funding or financing to Trident. Although Rule 3-09 of Regulation S-X would require the filing of 2011 financial statements of Trident Microsystems, Inc. with our Annual Report on Form 20-F, based on the above-mentioned arguments and in particular the fact that such financial statements are not available, the SEC has indicated not to object to the omission of these financial statements at this point in time.

For other information related to equity-accounted investees, see note 33, "Related party transactions".